Series A Convertible Preferred Shares - Changes in the value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Warrants
Excess of fair value of Series A Convertible Preferred Shares	$ 59,199
Change in fair value of financial instruments	(10,918)	$ 3,795	$ 29,471
Preferred Shares
Warrants
Excess of fair value of Series A Convertible Preferred Shares	(59,199)
First Tranche Preferred Shares Financing
Warrants
Fair value at issuance	44,421
Change in fair value	$ (9,416)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Change in fair value of financial instruments
Conversion to outstanding ADSs	$ (53,837)
Change in fair value of financial instruments	9,416
Series A Convertible Preferred Shares Forward Purchase Liabilities
Warrants
Fair value at issuance	38,842
Change in fair value	(1,502)
Ending balance	$ 40,344